Loans and Advances	12 Months Ended
Mar. 31, 2023
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Loans and Advances
10	LOANS AND ADVANCES
The following tables present loans and advances at March 31, 2023 and 2022.

	At March 31, 2023
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥108,254,496	¥3,718,669	¥1,170,662	¥113,143,827

Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(388,579)

Less: Allowance for loan losses	(187,455)	(240,494)	(436,165)	(864,114)

Carrying amount				¥111,891,134

	At March 31, 2022
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥100,846,789	¥3,700,816	¥1,406,094	¥105,953,699

Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(324,830)

Less: Allowance for loan losses	(162,919)	(247,020)	(583,115)	(993,054)

Carrying amount				¥104,635,815

For additional information on loans and advances and allowance for loan losses at March 31, 2023 and 2022, refer to Note 46 “Financial Risk Management.”